American Funds College Target Date Series®
American Funds College 2039 FundSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 47%	Shares	Value (000)
AMCAP Fund, Class R-6	48,691	$2,154
SMALLCAP World Fund, Inc., Class R-6	21,042	1,922
New Perspective Fund, Class R-6	22,527	1,528
The Growth Fund of America, Class R-6	18,944	1,438
EuroPacific Growth Fund, Class R-6	17,127	1,193
The New Economy Fund, Class R-6	11,072	719
American Funds Global Insight Fund, Class R-6	7,085	152
		9,106
Growth-and-income funds 37%
Fundamental Investors, Class R-6	32,734	2,529
Capital World Growth and Income Fund, Class R-6	30,223	1,962
The Investment Company of America, Class R-6	27,533	1,396
International Growth and Income Fund, Class R-6	17,409	719
Washington Mutual Investors Fund, Class R-6	10,200	577
		7,183
Balanced funds 3%
American Balanced Fund, Class R-6	7,621	252
American Funds Global Balanced Fund, Class R-6	6,345	252
		504
Fixed income funds 13%
U.S. Government Securities Fund, Class R-6	102,911	1,466
Capital World Bond Fund, Class R-6	46,180	961
		2,427
Total investment securities 100% (cost: $19,132,000)		19,220
Other assets less liabilities 0%		2
Net assets 100%		$19,222
American Funds College Target Date Series — American Funds College 2039 Fund — Page 0 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
AMCAP Fund, Class R-6	$—	$2,120	$—	$—	$34	$2,154	$—	$22
SMALLCAP World Fund, Inc., Class R-6	—	1,902	—	—	20	1,922	—	—
New Perspective Fund, Class R-6	—	1,517	—	—	11	1,528	—	—
The Growth Fund of America, Class R-6	—	1,410	3	—[2]	31	1,438	—	—
EuroPacific Growth Fund, Class R-6	—	1,303	83	—[2]	(27)	1,193	—[2]	15
The New Economy Fund, Class R-6	—	718	—	—	1	719	—	—
American Funds Global Insight Fund, Class R-6	—	152	—	—	—[2]	152	—	—
						9,106
Growth-and-income funds 37%
Fundamental Investors, Class R-6	—	2,698	182	4	9	2,529	3	23
Capital World Growth and Income Fund, Class R-6	—	1,966	—	—	(4)	1,962	2	—
The Investment Company of America, Class R-6	—	1,389	—	—	7	1,396	—[2]	—[2]
International Growth and Income Fund, Class R-6	—	1,491	746	(15)	(11)	719	9	—
Washington Mutual Investors Fund, Class R-6	—	575	—	—	2	577	—	—
						7,183
Balanced funds 3%
American Balanced Fund, Class R-6	—	250	—	—	2	252	—	—
American Funds Global Balanced Fund, Class R-6	—	252	1	—[2]	1	252	1	—
						504
Fixed income funds 13%
U.S. Government Securities Fund, Class R-6	—	1,457	—	—	9	1,466	2	—
Capital World Bond Fund, Class R-6	—	958	—	—	3	961	1	2
						2,427
Total 100%				$(11)	$88	$19,220	$18	$62

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds College Target Date Series — American Funds College 2039 Fund — Page 1 of 12

American Funds College 2036 Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 36%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	1,171,323	$106,988
AMCAP Fund, Class R-6	2,197,085	97,221
The Growth Fund of America, Class R-6	922,410	70,002
New Perspective Fund, Class R-6	825,440	55,989
American Funds Global Insight Fund, Class R-6	1,846,703	39,575
The New Economy Fund, Class R-6	560,809	36,408
EuroPacific Growth Fund, Class R-6	513,858	35,811
		441,994
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	1,510,312	98,065
Fundamental Investors, Class R-6	1,227,810	94,873
The Investment Company of America, Class R-6	1,872,010	94,873
Washington Mutual Investors Fund, Class R-6	764,994	43,245
International Growth and Income Fund, Class R-6	889,195	36,715
		367,771
Balanced funds 10%
American Balanced Fund, Class R-6	1,950,177	64,434
American Funds Global Balanced Fund, Class R-6	1,463,081	58,055
		122,489
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	12,968,984	184,808
Capital World Bond Fund, Class R-6	2,951,274	61,416
The Bond Fund of America, Class R-6	3,562,136	48,516
		294,740
Total investment securities 100% (cost: $1,122,908,000)		1,226,994
Other assets less liabilities 0%		(375)
Net assets 100%		$1,226,619
American Funds College Target Date Series — American Funds College 2036 Fund — Page 1 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 36%
SMALLCAP World Fund, Inc., Class R-6	$66,361	$17,290	$2,173	$664	$24,846	$106,988	$—	$1,298
AMCAP Fund, Class R-6	66,915	25,365	13,895	2,824	16,012	97,221	358	5,433
The Growth Fund of America, Class R-6	66,365	33,373	51,221	18,754	2,731	70,002	423	3,245
New Perspective Fund, Class R-6	—	55,683	—	—	306	55,989	—	—
American Funds Global Insight Fund, Class R-6	—	39,575	—	—	—[2]	39,575	—	—
The New Economy Fund, Class R-6	—	36,217	—	—	191	36,408	—	—
EuroPacific Growth Fund, Class R-6	34,617	7,417	13,783	4,795	2,765	35,811	231	2,023
						441,994
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	34,598	53,424	—	—	10,043	98,065	674	—
Fundamental Investors, Class R-6	100,280	20,972	57,762	16,660	14,723	94,873	1,883	4,027
The Investment Company of America, Class R-6	32,778	49,818	—	—	12,277	94,873	649	554
Washington Mutual Investors Fund, Class R-6	—	42,228	—	—	1,017	43,245	121	570
International Growth and Income Fund, Class R-6	66,626	29,193	81,844	18,172	4,568	36,715	1,901	—
						367,771
Balanced funds 10%
American Balanced Fund, Class R-6	—	64,180	—	—	254	64,434	—	—
American Funds Global Balanced Fund, Class R-6	67,291	38,834	61,960	11,318	2,572	58,055	1,392	—
						122,489
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	104,745	85,260	—	—	(5,197)	184,808	1,394	4,864
Capital World Bond Fund, Class R-6	34,537	27,576	—	—	(697)	61,416	774	866
The Bond Fund of America, Class R-6	—	48,214	—	—	302	48,516	240	55
						294,740
Total 100%				$73,187	$86,713	$1,226,994	$10,040	$22,935
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds College Target Date Series — American Funds College 2036 Fund — Page 2 of 12

American Funds College 2033 Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
AMCAP Fund, Class R-6	2,009,630	$88,926
SMALLCAP World Fund, Inc., Class R-6	860,432	78,592
The Growth Fund of America, Class R-6	1,021,465	77,519
American Funds Global Insight Fund, Class R-6	3,477,160	74,516
New Perspective Fund, Class R-6	851,250	57,740
The New Economy Fund, Class R-6	717,743	46,596
		423,889
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	2,517,736	163,476
The Investment Company of America, Class R-6	2,701,089	136,891
Fundamental Investors, Class R-6	1,701,320	131,461
Washington Mutual Investors Fund, Class R-6	1,966,477	111,165
International Growth and Income Fund, Class R-6	1,397,746	57,713
American Mutual Fund, Class R-6	864,184	43,944
		644,650
Equity-income funds 2%
Capital Income Builder, Class R-6	320,192	21,923
The Income Fund of America, Class R-6	638,752	16,563
		38,486
Balanced funds 10%
American Balanced Fund, Class R-6	3,999,560	132,146
American Funds Global Balanced Fund, Class R-6	1,987,147	78,850
		210,996
Fixed income funds 38%
The Bond Fund of America, Class R-6	27,452,984	373,910
U.S. Government Securities Fund, Class R-6	20,364,611	290,196
Capital World Bond Fund, Class R-6	3,752,579	78,091
American Funds Strategic Bond Fund, Class R-6	2,398,629	27,680
American Funds Mortgage Fund, Class R-6	2,670,758	27,375
		797,252
Total investment securities 100% (cost: $1,968,719,000)		2,115,273
Other assets less liabilities 0%		(614)
Net assets 100%		$2,114,659
American Funds College Target Date Series — American Funds College 2033 Fund — Page 3 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
AMCAP Fund, Class R-6	$80,045	$5,628	$16,335	$2,809	$16,779	$88,926	$396	$5,147
SMALLCAP World Fund, Inc., Class R-6	82,563	2,924	34,253	9,000	18,358	78,592	—	1,560
The Growth Fund of America, Class R-6	150,687	9,137	123,374	49,368	(8,299)	77,519	905	6,942
American Funds Global Insight Fund, Class R-6	—	74,494	—	—	22	74,516	—	—
New Perspective Fund, Class R-6	—	57,468	—	—	272	57,740	—	—
The New Economy Fund, Class R-6	—	46,352	—	—	244	46,596	—	—
EuroPacific Growth Fund, Class R-6	5,734	28	6,965	1,330	(127)	—	28	—
						423,889
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	74,257	75,271	6,221	1,491	18,678	163,476	1,203	—
The Investment Company of America, Class R-6	143,586	19,868	71,136	17,369	27,204	136,891	2,169	1,516
Fundamental Investors, Class R-6	16,406	130,711	18,999	1,434	1,909	131,461	156	—
Washington Mutual Investors Fund, Class R-6	141,977	33,344	105,151	26,049	14,946	111,165	2,723	8,384
International Growth and Income Fund, Class R-6	148,024	9,151	147,716	43,727	4,527	57,713	3,474	—
American Mutual Fund, Class R-6	—	41,791	—	—	2,153	43,944	197	—
						644,650
Equity-income funds 2%
Capital Income Builder, Class R-6	—	21,996	—	—	(73)	21,923	—	—
The Income Fund of America, Class R-6	—	16,569	—	—	(6)	16,563	—	—
						38,486
Balanced funds 10%
American Balanced Fund, Class R-6	—	131,627	—	—	519	132,146	—	—
American Funds Global Balanced Fund, Class R-6	148,743	36,834	135,519	28,759	33	78,850	2,639	—
						210,996
Fixed income funds 38%
The Bond Fund of America, Class R-6	231,249	149,340	—	—	(6,679)	373,910	3,925	8,643
U.S. Government Securities Fund, Class R-6	233,178	71,303	3,186	151	(11,250)	290,196	2,456	9,870
Capital World Bond Fund, Class R-6	77,079	13,223	11,187	831	(1,855)	78,091	1,317	1,535
American Funds Strategic Bond Fund, Class R-6	—	27,371	—	—	309	27,680	100	—
American Funds Mortgage Fund, Class R-6	—	27,252	—	—	123	27,375	44	—
						797,252
Total 100%				$182,318	$77,787	$2,115,273	$21,732	$43,597
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2033 Fund — Page 4 of 12

American Funds College 2030 Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 4%	Shares	Value (000)
AMCAP Fund, Class R-6	986,995	$43,674
New Perspective Fund, Class R-6	639,039	43,346
American Funds Global Insight Fund, Class R-6	2,018,433	43,255
		130,275
Growth-and-income funds 28%
American Mutual Fund, Class R-6	4,466,546	227,124
Capital World Growth and Income Fund, Class R-6	2,687,691	174,512
Washington Mutual Investors Fund, Class R-6	2,849,334	161,073
The Investment Company of America, Class R-6	2,437,058	123,510
Fundamental Investors, Class R-6	1,120,557	86,585
International Growth and Income Fund, Class R-6	1,046,816	43,223
		816,027
Equity-income funds 9%
The Income Fund of America, Class R-6	5,184,360	134,431
Capital Income Builder, Class R-6	1,939,262	132,781
		267,212
Balanced funds 10%
American Balanced Fund, Class R-6	6,217,104	205,413
American Funds Global Balanced Fund, Class R-6	2,025,848	80,386
		285,799
Fixed income funds 49%
The Bond Fund of America, Class R-6	54,023,521	735,800
U.S. Government Securities Fund, Class R-6	15,192,946	216,500
American Funds Strategic Bond Fund, Class R-6	16,062,195	185,358
American Funds Mortgage Fund, Class R-6	18,020,800	184,713
Intermediate Bond Fund of America, Class R-6	8,312,686	115,463
		1,437,834
Total investment securities 100% (cost: $2,845,955,000)		2,937,147
Other assets less liabilities 0%		(866)
Net assets 100%		$2,936,281
American Funds College Target Date Series — American Funds College 2030 Fund — Page 5 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
AMCAP Fund, Class R-6	$8,348	$43,385	$9,460	$405	$996	$43,674	$41	$203
New Perspective Fund, Class R-6	—	43,142	—	—	204	43,346	—	—
American Funds Global Insight Fund, Class R-6	—	43,254	—	—	1	43,255	—	—
SMALLCAP World Fund, Inc., Class R-6	8,549	161	10,486	1,649	127	—	—	162
The Growth Fund of America, Class R-6	17,022	886	20,033	4,617	(2,492)	—	102	784
						130,275
Growth-and-income funds 28%
American Mutual Fund, Class R-6	315,553	43,196	220,371	49,266	39,480	227,124	6,415	—
Capital World Growth and Income Fund, Class R-6	8,368	175,838	9,769	1,287	(1,212)	174,512	29	—
Washington Mutual Investors Fund, Class R-6	327,422	36,985	291,467	77,873	10,260	161,073	5,734	16,553
The Investment Company of America, Class R-6	16,333	123,121	18,443	1,227	1,272	123,510	79	—
Fundamental Investors, Class R-6	—	85,991	—	—	594	86,585	—	—
International Growth and Income Fund, Class R-6	221,697	5,168	254,383	67,947	2,794	43,223	4,788	—
						816,027
Equity-income funds 9%
The Income Fund of America, Class R-6	—	131,599	—	—	2,832	134,431	503	—
Capital Income Builder, Class R-6	—	133,277	—	—	(496)	132,781	—	—
						267,212
Balanced funds 10%
American Balanced Fund, Class R-6	—	204,606	—	—	807	205,413	—	—
American Funds Global Balanced Fund, Class R-6	329,596	20,965	330,260	71,051	(10,966)	80,386	5,315	—
						285,799
Fixed income funds 49%
The Bond Fund of America, Class R-6	574,582	177,731	—	—	(16,513)	735,800	8,598	20,486
U.S. Government Securities Fund, Class R-6	240,461	24,777	37,916	1,284	(12,106)	216,500	2,198	9,199
American Funds Strategic Bond Fund, Class R-6	107,343	79,724	—	—	(1,709)	185,358	2,407	2,191
American Funds Mortgage Fund, Class R-6	107,334	80,834	—	—	(3,455)	184,713	818	3,838
Intermediate Bond Fund of America, Class R-6	—	115,214	—	—	249	115,463	356	—
Capital World Bond Fund, Class R-6	8,744	165	9,151	357	(115)	—	51	115
						1,437,834
Total 100%				$276,963	$10,552	$2,937,147	$37,434	$53,531
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2030 Fund — Page 6 of 12

American Funds College 2027 Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth-and-income funds 13%	Shares	Value (000)
American Mutual Fund, Class R-6	3,433,765	$174,607
Washington Mutual Investors Fund, Class R-6	1,349,250	76,273
Capital World Growth and Income Fund, Class R-6	872,289	56,638
The Investment Company of America, Class R-6	753,207	38,172
		345,690
Equity-income funds 13%
The Income Fund of America, Class R-6	7,937,023	205,807
Capital Income Builder, Class R-6	1,864,158	127,639
		333,446
Balanced funds 9%
American Balanced Fund, Class R-6	5,529,378	182,690
American Funds Global Balanced Fund, Class R-6	959,370	38,068
		220,758
Fixed income funds 65%
The Bond Fund of America, Class R-6	45,047,251	613,545
Intermediate Bond Fund of America, Class R-6	37,699,684	523,649
American Funds Mortgage Fund, Class R-6	28,513,604	292,264
American Funds Strategic Bond Fund, Class R-6	22,440,832	258,967
		1,688,425
Total investment securities 100% (cost: $2,519,088,000)		2,588,319
Other assets less liabilities 0%		(753)
Net assets 100%		$2,587,566
American Funds College Target Date Series — American Funds College 2027 Fund — Page 7 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 13%
American Mutual Fund, Class R-6	$396,704	$23,169	$349,733	$85,464	$19,003	$174,607	$7,537	$—
Washington Mutual Investors Fund, Class R-6	22,333	76,349	25,316	1,753	1,154	76,273	147	334
Capital World Growth and Income Fund, Class R-6	—	57,071	—	—	(433)	56,638	—	—
The Investment Company of America, Class R-6	—	38,029	—	—	143	38,172	—	—
International Growth and Income Fund, Class R-6	14,698	77	18,163	1,723	1,665	—	77	—
						345,690
Equity-income funds 13%
The Income Fund of America, Class R-6	379,070	45,961	302,609	52,019	31,366	205,807	11,842	—
Capital Income Builder, Class R-6	—	128,133	—	—	(494)	127,639	—	—
						333,446
Balanced funds 9%
American Balanced Fund, Class R-6	—	182,114	180	2	754	182,690	—	—
American Funds Global Balanced Fund, Class R-6	22,527	38,142	25,143	3,194	(652)	38,068	112	—
						220,758
Fixed income funds 65%
The Bond Fund of America, Class R-6	518,128	109,987	—	—	(14,570)	613,545	7,452	17,983
Intermediate Bond Fund of America, Class R-6	307,135	223,226	—	—	(6,712)	523,649	3,571	6,651
American Funds Mortgage Fund, Class R-6	202,242	96,549	—	—	(6,527)	292,264	1,428	7,032
American Funds Strategic Bond Fund, Class R-6	201,237	61,674	—	—	(3,944)	258,967	4,151	4,074
U.S. Government Securities Fund, Class R-6	15,545	613	15,635	27	(550)	—	26	588
						1,688,425
Total 100%				$144,182	$20,203	$2,588,319	$36,343	$36,662
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2027 Fund — Page 8 of 12

American Funds College 2024 Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth-and-income funds 4%	Shares	Value (000)
American Mutual Fund, Class R-6	2,679,002	$136,227
Equity-income funds 5%
The Income Fund of America, Class R-6	4,386,596	113,744
Capital Income Builder, Class R-6	663,643	45,440
		159,184
Balanced funds 7%
American Balanced Fund, Class R-6	6,029,412	199,212
Fixed income funds 84%
Intermediate Bond Fund of America, Class R-6	77,385,940	1,074,891
American Funds Mortgage Fund, Class R-6	44,931,358	460,546
The Bond Fund of America, Class R-6	33,306,633	453,636
American Funds Strategic Bond Fund, Class R-6	26,671,799	307,793
Short-Term Bond Fund of America, Class R-6	28,082,370	281,947
		2,578,813
Total investment securities 100% (cost: $3,003,642,000)		3,073,436
Other assets less liabilities 0%		(1,028)
Net assets 100%		$3,072,408
American Funds College Target Date Series — American Funds College 2024 Fund — Page 9 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 4%
American Mutual Fund, Class R-6	$272,792	$6,693	$211,599	$52,692	$15,649	$136,227	$4,872	$—
Equity-income funds 5%
The Income Fund of America, Class R-6	273,994	9,785	225,747	34,493	21,219	113,744	7,846	—
Capital Income Builder, Class R-6	—	45,614	—	—	(174)	45,440	—	—
						159,184
Balanced funds 7%
American Balanced Fund, Class R-6	—	198,854	442	4	796	199,212	—	—
Fixed income funds 84%
Intermediate Bond Fund of America, Class R-6	904,208	190,634	—	—	(19,951)	1,074,891	8,746	19,492
American Funds Mortgage Fund, Class R-6	380,711	92,314	—	—	(12,479)	460,546	2,530	13,246
The Bond Fund of America, Class R-6	527,569	31,560	90,406	6,982	(22,069)	453,636	6,853	17,544
American Funds Strategic Bond Fund, Class R-6	258,353	53,852	—	—	(4,412)	307,793	5,046	5,094
Short-Term Bond Fund of America, Class R-6	—	282,377	—	—	(430)	281,947	490	—
						2,578,813
Total 100%				$94,171	$(21,851)	$3,073,436	$36,383	$55,376
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College 2024 Fund — Page 10 of 12

American Funds College Enrollment Fund®
Investment portfolio
July 31, 2021
unaudited
Fund investments Balanced funds 5%	Shares	Value (000)
American Balanced Fund, Class R-6	4,761,564	$157,322
Fixed income funds 95%
Intermediate Bond Fund of America, Class R-6	79,388,575	1,102,708
Short-Term Bond Fund of America, Class R-6	109,831,404	1,102,707
American Funds Mortgage Fund, Class R-6	46,109,089	472,618
American Funds Strategic Bond Fund, Class R-6	27,304,232	315,091
		2,993,124
Total investment securities 100% (cost: $3,131,999,000)		3,150,446
Other assets less liabilities 0%		(1,055)
Net assets 100%		$3,149,391
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Balanced funds 5%
American Balanced Fund, Class R-6	$—	$161,561	$4,864	$6	$619	$157,322	$—	$—
Fixed income funds 95%
Intermediate Bond Fund of America, Class R-6	375,108	794,892	80,155	3,747	9,116	1,102,708	5,410	7,418
Short-Term Bond Fund of America, Class R-6	375,108	800,487	73,617	1,529	(800)	1,102,707	3,257	3,487
American Funds Mortgage Fund, Class R-6	214,383	469,645	204,790	1,311	(7,931)	472,618	1,851	6,842
American Funds Strategic Bond Fund, Class R-6	106,829	246,651	29,979	(122)	(8,288)	315,091	3,101	2,037
						2,993,124
Total 100%				$6,471	$(7,284)	$3,150,446	$13,619	$19,784
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-800-0921O-S85384	American Funds College Target Date Series — Page 12 of 12